Summary of Significant Accounting Policies - Deferred Offering Costs (Details) - IPO - USD ($) $ in Millions	Oct. 22, 2019	Sep. 23, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Deferred offering costs			$ 1.3
Offering costs reclassified to stockholders' equity	$ 0.4	$ 5.5